Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2024
Entity File Number	001-35813
Entity Registrant Name	ORAMED PHARMACEUTICALS INC.
Entity Central Index Key	0001176309
Entity Tax Identification Number	98-0376008
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	844
Local Phone Number	967-2633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.012
Trading Symbol	ORMP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false